Inventories - Summary of Inventories (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Spare parts	$ 2,231,681	$ 2,079,240
Allowance for obsolete inventories	(75,527)	(41,326)
Total	2,156,154	2,037,914
Finished products	471,045	614,789
Production in progress	899,962	1,919,671
Raw materials, materials and spare parts	3,509,763	3,477,990
Fuels	611,013	580,453
Total	$ 5,491,783	$ 6,592,903